CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2025	Jun. 30, 2024
CONSOLIDATED BALANCE SHEETS
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	15,628,000	15,628,000
Common stock, shares outstanding	13,641,900	13,641,900
Common stock, par value	$ 0	$ 0
Treasury stock, shares	1,986,100	1,986,100